Supplemental guarantor information - Consolidated Statement of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Gross premiums written	$ 126,403	$ 162,277	$ 45,425	$ 98,215	$ 96,020	$ 27,895	$ 41,651	$ 28,178	$ 92,650	$ 0	$ 359,498	$ 239,660	$ 401,937	$ 190,374	$ 0
Gross premiums ceded	(150)	0	0	0	(9,975)	0	0	0	0	0	(150)	(9,975)	(9,975)	0	0
Net premiums written	126,253	162,277	45,425	98,215	86,045	27,895	41,651	28,178	92,650	0	359,348	229,685	391,962	190,374	0
Change in net unearned premium reserves	(17,305)	(103,767)	20,904	(35,928)	(52,504)	5,590	(7,333)	(13,337)	(78,813)	0	(98,388)	(67,528)	(171,295)	(93,893)	0
Net premiums earned	108,948	58,510	66,329	62,287	33,541	33,485	34,318	14,841	13,837	0	260,960	162,157	220,667	96,481	0
Net investment income	1,552		54,617			72,511	47,686	(17,623)	33,848	0	92,072	168,804	253,203	136,422	0
Equity in earnings of subsidiaries	0		0								0	0	0	0	0
Total revenues	110,500		120,946			105,996	82,004	(2,782)	47,685	0	353,032	330,961	473,870	232,903	0
Expenses
Other underwriting income															0
Loss and loss adjustment expenses incurred, net	60,115	36,133	39,349	45,692	18,638	26,626	24,709	16,686	12,285	0	150,783	103,679	139,812	80,306	0
Acquisition costs, net	38,317	18,833	21,117	14,921	13,073	10,898	10,856	2,138	712	0	93,331	49,111	67,944	24,604	0
General and administrative expenses	10,124	8,965	9,846	7,217	7,008	7,155	6,440	9,621	4,160	1,130	29,698	24,071	33,036	27,376	1,130
Other expenses	2,982		1,246								4,789	2,675
Total expenses	111,538		71,558			44,679	42,005	28,445	17,157	1,130	278,601	179,536	240,792	132,286	1,130
Income (loss) before income tax expense	(1,038)		49,388								74,431	151,425
Income tax expense	(1,542)		0								(3,917)	0
Income attributable to non-controlling interests	(2,580)	81,653	49,388	26,524	75,513	61,317	39,999	(31,227)	30,528	(1,130)	70,514	151,425	233,078	100,617	(1,130)
Income attributable to non-controlling interests	(3,417)	(1,565)	(2,818)	(301)	(1,083)	(607)	(423)	120	(306)	0	(5,440)	(4,202)	(5,767)	(1,216)	0
Net income (loss)	(5,997)	80,088	46,570	26,223	74,430	60,710	39,576	(31,107)	30,222	(1,130)	65,074	147,223	227,311	99,401	(1,130)
Parent Guarantor
Revenues
Total revenues										(1,092)			228,646	101,346
Expenses
General and administrative expenses										38			1,335	1,945
Total expenses										38			1,335	1,945
Net income (loss)										(1,130)			227,311	99,401
Reportable Legal Entities | Parent Guarantor
Revenues
Gross premiums written	0		0								0	0	0	0	0
Gross premiums ceded	0		0								0	0	0	0	0
Net premiums written	0		0								0	0	0	0	0
Change in net unearned premium reserves	0		0								0	0	0	0	0
Net premiums earned	0		0								0	0	0	0	0
Net investment income	0		0								0	0	0	0	0
Equity in earnings of subsidiaries	(4,070)		46,849								69,224	147,618	228,646	101,346	(1,092)
Total revenues	(4,070)		46,849								69,224	147,618	228,646	101,346	(1,092)
Expenses
Other underwriting income															0
Loss and loss adjustment expenses incurred, net	0		0								0	0	0	0	0
Acquisition costs, net	0		0								0	0	0	0	0
General and administrative expenses	1,927		279								4,150	395	1,335	1,945	38
Other expenses	0		0								0	0
Total expenses	1,927		279								4,150	395	1,335	1,945	38
Income (loss) before income tax expense	(5,997)		46,570								65,074	147,223
Income tax expense	0		0								0	0
Income attributable to non-controlling interests	(5,997)		46,570								65,074	147,223	227,311	99,401	(1,130)
Income attributable to non-controlling interests	0		0								0	0	0	0	0
Net income (loss)	(5,997)		46,570								65,074	147,223	227,311	99,401	(1,130)
Reportable Legal Entities | Issuer of Debt
Revenues
Gross premiums written	0		0								0	0	0	0	0
Gross premiums ceded	0		0								0	0	0	0	0
Net premiums written	0		0								0	0	0	0	0
Change in net unearned premium reserves	0		0								0	0	0	0	0
Net premiums earned	0		0								0	0	0	0	0
Net investment income	0		0								0	0	0	0	0
Equity in earnings of subsidiaries	0		0								0	0	0	0	0
Total revenues	0		0								0	0	0	0	0
Expenses
Other underwriting income															0
Loss and loss adjustment expenses incurred, net	0		0								0	0	0	0	0
Acquisition costs, net	0		0								0	0	0	0	0
General and administrative expenses	0		0								0	0	0	0	0
Other expenses	0		0								0	0
Total expenses	0		0								0	0	0	0	0
Income (loss) before income tax expense	0		0								0	0
Income tax expense	0		0								0	0
Income attributable to non-controlling interests	0		0								0	0	0	0	0
Income attributable to non-controlling interests	0		0								0	0	0	0	0
Net income (loss)	0		0								0	0	0	0	0
Reportable Legal Entities | Non-Guarantor Subsidiaries
Revenues
Gross premiums written	126,403		45,425								359,498	239,660	401,937	190,374	0
Gross premiums ceded	(150)		0								(150)	(9,975)	(9,975)	0	0
Net premiums written	126,253		45,425								359,348	229,685	391,962	190,374	0
Change in net unearned premium reserves	(17,305)		20,904								(98,388)	(67,528)	(171,295)	(93,893)	0
Net premiums earned	108,948		66,329								260,960	162,157	220,667	96,481	0
Net investment income	1,552		54,617								92,072	168,804	253,203	136,422	0
Equity in earnings of subsidiaries	0		0								0	0	0	0	0
Total revenues	110,500		120,946								353,032	330,961	473,870	232,903	0
Expenses
Other underwriting income															0
Loss and loss adjustment expenses incurred, net	60,115		39,349								150,783	103,679	139,812	80,306	0
Acquisition costs, net	38,317		21,117								93,331	49,111	67,944	24,604	0
General and administrative expenses	8,197		9,567								25,548	23,676	31,701	25,431	1,092
Other expenses	2,982		1,246								4,789	2,675
Total expenses	109,611		71,279								274,451	179,141	239,457	130,341	1,092
Income (loss) before income tax expense	889		49,667								78,581	151,820
Income tax expense	(1,542)		0								(3,917)	0
Income attributable to non-controlling interests	(653)		49,667								74,664	151,820	234,413	102,562	(1,092)
Income attributable to non-controlling interests	(3,417)		(2,818)								(5,440)	(4,202)	(5,767)	(1,216)	0
Net income (loss)	(4,070)		46,849								69,224	147,618	228,646	101,346	(1,092)
Eliminations
Revenues
Gross premiums written	0		0								0	0	0	0	0
Gross premiums ceded	0		0								0	0	0	0	0
Net premiums written	0		0								0	0	0	0	0
Change in net unearned premium reserves	0		0								0	0	0	0	0
Net premiums earned	0		0								0	0	0	0	0
Net investment income	0		0								0	0	0	0	0
Equity in earnings of subsidiaries	4,070		(46,849)								(69,224)	(147,618)	(228,646)	(101,346)	1,092
Total revenues	4,070		(46,849)								(69,224)	(147,618)	(228,646)	(101,346)	1,092
Expenses
Other underwriting income															0
Loss and loss adjustment expenses incurred, net	0		0								0	0	0	0	0
Acquisition costs, net	0		0								0	0	0	0	0
General and administrative expenses	0		0								0	0	0	0	0
Other expenses	0		0								0	0
Total expenses	0		0								0	0	0	0	0
Income (loss) before income tax expense	4,070		(46,849)								(69,224)	(147,618)
Income tax expense	0		0								0	0
Income attributable to non-controlling interests	4,070		(46,849)								(69,224)	(147,618)	(228,646)	(101,346)	1,092
Income attributable to non-controlling interests	0		0								0	0	0	0	0
Net income (loss)	$ 4,070		$ (46,849)								$ (69,224)	$ (147,618)	$ (228,646)	$ (101,346)	$ 1,092